GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Going Concern
Accumulated deficit	$ (923,866)	$ (354,510)	$ (178,477)
Working capital deficit		$ (76,428)